Real Estate Acquisitions	6 Months Ended
Jun. 30, 2013
Notes To Financial Statements [Abstract]
Real Estate Acquisitions
 Real Estate Acquisitions

On May 1, 2013, MAALP purchased Greenwood Forest, a 316-unit apartment community located in Greenwood Forest (Houston), Texas. This property was previously a part of Mid-America Multifamily Fund I, LLC.

On May 21, 2013, MAALP purchased Station Square at Cosner's Corner, a 260-unit apartment community located in Fredericksburg, Virginia. As part of this purchase, MAALP also acquired land for future development.